Summary of Significant Accounting Policies (Accounting Policies and GE Capital Exit Plan) (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended			24 Months Ended
	Apr. 10, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 10, 2017	Jan. 01, 2014
Accounting Policies [Abstract]
Percentage of LIFO Inventory		34.00%				40.00%				34.00%	40.00%
Unrecognized Tax Benefits		$ 6,778				$ 5,619				$ 6,778	$ 5,619	$ 5,816		$ 1,224
Restructuring
Earnings (loss) from discontinued operations, net of taxes		3,758	$ 629	$ (2,947)	$ (8,936)	$ 1,649	$ 1,378	$ 1,367	$ 1,461	(7,495)	5,855	5,475
Discontinued operations
Restructuring
Earnings (loss) from discontinued operations, net of taxes										(7,495)	$ 5,855	$ 5,475
Discontinued operations | CLL
Restructuring
Earnings (loss) from discontinued operations, net of taxes										0
GE Capital Exit Plan
Restructuring
Restructuring and related activities initiation date	Apr. 10, 2015
Restructuring and related activities completion date													Apr. 10, 2017
Tax expense related to expected repatriation and write-offs										6,467
Total after-tax charges related to the GE Capital Exit Plan										22,030
Earnings (loss) from discontinued operations, net of taxes										14,343
GE Capital Exit Plan | Estimate
Restructuring
Tax expense related to expected repatriation and write-offs										7,000
GE Capital Exit Plan | Consumer
Restructuring
Earnings (loss) from discontinued operations, net of taxes										140
GE Capital Exit Plan | Real Estate, Consumer And CLL
Restructuring
Earnings (loss) from discontinued operations, net of taxes										9,517
GE Capital Exit Plan | Continuing operations
Restructuring
Tax expense related to expected repatriation and write-offs										6,327
Total after-tax charges related to the GE Capital Exit Plan										7,687
GE Capital Exit Plan | After Tax Charges
Restructuring
Restructuring and other charges										561
Asset Impairment charges										818
GE Capital Exit Plan | After Tax Charges | Estimate
Restructuring
Expected restructuring charges		$ 23,000								23,000
Expected future net cash expenditures										6,000
Goodwill allocation charges										13,000
Restructuring and other charges										3,000
GE Capital Exit Plan | After Tax Charges | Continuing operations
Restructuring
Restructuring and other charges										541
GE Capital Exit Plan | Restructuring and other charges
Restructuring
Earnings (loss) from discontinued operations, net of taxes										20
GE Capital Exit Plan | Net Asset Impairement | Consumer
Restructuring
Earnings (loss) from discontinued operations, net of taxes										3,151
GE Capital Exit Plan | Net Asset Impairement | Consumer And CLL
Restructuring
Earnings (loss) from discontinued operations, net of taxes										4,666
GE Capital Exit Plan | Net Asset Impairement | CLL
Restructuring
Earnings (loss) from discontinued operations, net of taxes										$ 1,515